MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund	MainStay Income Builder Fund
MainStay California Tax Free Opportunities Fund	MainStay Indexed Bond Fund
MainStay Convertible Fund	MainStay Intermediate Term Bond Fund
MainStay Floating Rate Fund	MainStay Money Market Fund
MainStay Global High Income Fund	MainStay New York Tax Free Opportunities Fund
MainStay Government Fund	MainStay Short Duration High Yield Fund
MainStay High Yield Corporate Bond Fund	MainStay Short Term Bond Fund
MainStay High Yield Municipal Bond Fund	MainStay Tax Free Bond Fund
MainStay High Yield Opportunities Fund	MainStay Unconstrained Bond Fund

Supplement dated July 1, 2013 (“Supplement”) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2013, as supplemented

This Supplement updates certain information contained in the Summary Prospectuses and Prospectuses for the above referenced Funds (each a “Fund” and collectively, “Funds”), series of The MainStay Funds and MainStay Funds Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

The risk entitled “Debt Securities Risk” in the “Principal Risks” section is deleted in its entirety and replaced with respect to each Fund as follows:

A.	MainStay California Tax Free Opportunities Fund, MainStay Global High Income Fund, MainStay High Yield Corporate Bond Fund, MainStay High Yield Municipal Bond Fund, MainStay High Yield Opportunities Fund, MainStay Intermediate Term Bond Fund, MainStay New York Tax Free Opportunities Fund, MainStay Tax Free Bond Fund only

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the Subadvisor might wish to sell. Decreased market liquidity also may make it more difficult to value some or all of the Fund’s bond holdings.

B.	MainStay Convertible Fund, MainStay Government Fund, MainStay Income Builder Fund, MainStay Short Duration High Yield Fund, MainStay Short Term Bond Fund, MainStay Unconstrained Bond Fund only

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the Subadvisor might wish to sell. Decreased market liquidity also may make it more difficult to value some or all of the Fund’s bond holdings.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund’s yield will fluctuate with changes in short-term interest rates.

C.	MainStay Floating Rate Fund only

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the Manager might wish to sell. Decreased market liquidity also may make it more difficult to value some or all of the Fund’s bond holdings.

D.	MainStay Indexed Bond Fund only

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

There is no assurance that the investment performance of the Fund will equal or exceed that of the Barclays U.S. Aggregate Bond Index. If the value of the Barclays U.S. Aggregate Bond Index declines, the net asset value of shares of the Fund are also likely to decline. The Fund's ability to track the Barclays U.S. Aggregate Bond Index may be affected by, among other things, transaction costs; changes in either the composition of the Barclays U.S. Aggregate Bond Index or the number of bonds outstanding for the components of the Barclays U.S. Aggregate Bond Index; and timing and amount of purchases and redemptions of the Fund's shares.

Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the Manager might wish to sell. Decreased market liquidity also may make it more difficult to value some or all of the Fund’s bond holdings.

E.	MainStay Balanced Fund and MainStay Money Market Fund only

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the Manager might wish to sell. Decreased market liquidity also may make it more difficult to value some or all of the Fund’s bond holdings.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund’s yield will fluctuate with changes in short-term interest rates.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY GROUP OF FUNDS

MainStay Conservative Allocation Fund	MainStay Retirement 2010 Fund
MainStay Moderate Allocation Fund	MainStay Retirement 2020 Fund
MainStay Moderate Growth Allocation Fund	MainStay Retirement 2030 Fund
MainStay Growth Allocation Fund	MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

Supplement dated July 1, 2013 (“Supplement”) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2013, as supplemented

This Supplement updates certain information contained in the Summary Prospectuses and Prospectuses for the above referenced Funds (each a “Fund” and collectively, “Funds”), series of MainStay Funds Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

The risk entitled “Debt Securities Risk” in the “Principal Risks of the Underlying Funds” section is deleted in its entirety and replaced with respect to each Fund as follows:

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Underlying Fund’s manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are at, or near, historic lows, which may increase an Underlying Fund’s exposure to risks associated with rising rates. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for an Underlying Fund to sell its bond holdings at a time when the manager or subadvisor might wish to sell. Decreased market liquidity also may make it more difficult to value some or all of an Underlying Fund’s bond holdings.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.